Cash and cash equivalents	3 Months Ended
Mar. 31, 2018
Cash and cash equivalents.
Cash and cash equivalents

Note 4 – Cash and cash equivalents

As at March 31, 2018, cash and cash equivalents were primarily held in interest-bearing deposits.

	At March 31,	At December 31,
	2018	2017
Cash deposits	$77.5	$469.5
Term deposits	10.2	41.6
	$87.7	$511.1